S-K 1602, SPAC Registered Offerings $ in Millions	Jan. 29, 2026 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	The completion window ends 18 months from the closing of this offering, with one (1) three-month extension at the option of the sponsor.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of September 30, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.23	$5.51	$3.38	$4.46	$4.43	$2.77	$6.12	$(0.42)	$9.31
Assuming No Exercise of Over-Allotment Option
$6.22	$5.50	$3.39	$4.45	$4.44	$2.76	$6.13	$(0.42)	$9.31

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our primary objective is to generate attractive returns for shareholders by completing a business combination with a high-quality sports or sports-related business positioned for long-term growth. We intend to leverage our network and experience to acquire undervalued professional sports franchises and related platforms that can benefit from institutional capital, modernized governance, and operational efficiencies.

Although not limited to any geography, the initial focus is on the European sports market, particularly European basketball, where:

●	valuations remain significantly below U.S. counterparts despite strong fan bases and global audience growth;
●	ownership structures are fragmented, often lacking modern direction; and
●	NBA expansion plans for Europe are expected to significantly elevate valuations and drive global interest.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The rules of Nasdaq provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $Except with respect to interest earned on the funds held in the trust account that may be released to us as described below, the funds held in the trust account will not be released from the trust account until the earliest of: (1) the completion of our initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity; and (3) the redemption of all of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 250
SPAC, Securities Offered, Material Terms [Text Block]	25,000,000 units (or 28,750,000 units if the underwriter’s option to purchase additional units is exercised in full), at $10.00 per unit, each unit consisting of:

●one Class A ordinary share; ●one-half of one redeemable warrant to purchase one Class A ordinary share; ●one right to receive one-eighth of one Class A ordinary share upon consummation of the initial business combination.
SPAC Securities Offered Redemption Rights [Text Block]

Redemption Rights for Public Shareholders Upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination, regardless of whether they abstain, vote for, or vote against, our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest (less taxes payable and up to $100,000 to pay dissolution expenses), divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The redemption right will include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors will enter into the Insider Letter Agreement with us pursuant to which our sponsor, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our initial business combination. The non-managing sponsor members are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor members will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either: (1) in connection with a general meeting called to approve the business combination; or (2) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Under Nasdaq rules, asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 30% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. If we structure a business combination transaction with a target company in a manner that requires shareholder approval, we will not have discretion as to whether to seek a shareholder vote to approve the proposed business combination. We currently intend to conduct redemptions pursuant to a shareholder vote unless shareholder approval is not required by applicable law or stock exchange listing requirement and we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with such rules.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

●	file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, we and our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase Class A ordinary shares in the open market if we elect to redeem our public shares through a tender offer, to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public shareholders not tendering more than a specified number of public shares, which number will be based on the requirement that we may not redeem public shares in an amount that would cause our net tangible assets, to be less than any net tangible asset or cash requirement which may be contained in the agreement relating to our initial business combination. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete such initial business combination.

If, however, shareholder approval of the transaction is required by applicable law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

●	file proxy materials with the SEC.

We expect that a final proxy statement would be mailed to public shareholders at least 20 days prior to the shareholder vote. However, we expect that a draft proxy statement would be made available to such shareholders well in advance of such time, providing additional notice of redemption if we conduct redemptions in conjunction with a proxy solicitation. Although we are not required to do so, we currently intend to comply with the substantive and procedural requirements of Regulation 14A in connection with any shareholder vote even if we are not able to maintain our Nasdaq listing or Exchange Act registration.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

If we seek shareholder approval, unless otherwise required by applicable law, regulation or stock exchange rules, we will complete our initial business combination only if we receive approval pursuant to an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a simple majority of the shareholders who attend and vote at a general meeting of the company. In such case, our sponsor and each member of our team have agreed to vote their founder shares and public shares purchased during or after this offering (including in open market and privately-negotiated transactions) in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination transaction). For purposes of seeking approval of an ordinary resolution, non-votes will have no effect on the approval of our initial business combination once a quorum is obtained. As a result, in addition to our initial shareholders’ and their permitted transferees’ founder shares, we would need 6,992,858, or 28.0%, of the 25,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved, assuming all outstanding shares are voted, the over-allotment option is not exercised and the parties to the letter agreement do not acquire any Class A ordinary shares. Assuming that only the holders of one-third of our issued and outstanding ordinary shares, representing a quorum under our amended and restated memorandum and articles of association vote their shares at a general meeting of the company, we will not need any public shares in addition to our founder shares to be voted in favor of an initial business combination in order to approve an initial business combination. However, if our initial business combination is structured as a statutory merger or consolidation with another company under Cayman Islands law, the approval of our initial business combination will require a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company. In addition, prior to the closing of our initial business combination, only holders of our Class B ordinary shares (i) will have the right to vote to appoint and remove directors prior to or in connection with the completion of our initial business combination and (ii) will be entitled to vote on continuing our company in a jurisdiction outside the Cayman Islands (including any special resolution required to adopt new constitutional documents as a result of our approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). These quorum and voting thresholds, and the voting agreement of our sponsor, officers and directors, may make it more likely that we will consummate our initial business combination. Each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction, or whether they do not vote or abstain from voting on the proposed transaction, or whether they were a public shareholder on the record date for the general meeting held to approve the proposed transaction.

Redemptions of our public shares may also be subject to a higher net tangible asset test or cash requirement pursuant to an agreement relating to our initial business combination. For example, the proposed business combination may require: (1) cash consideration to be paid to the target or its owners; (2) cash to be transferred to the target for working capital or other general corporate purposes; or (3) the retention of cash to satisfy other conditions in accordance with the terms of the proposed business combination. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed business combination exceed the aggregate amount of cash available to us, we will not complete the business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof.

SPAC Prospectus Summary Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Paid or to be Paid
Aeon Group I.K.E.	$20,000 per month, commencing on the first date on which our securities are listed on the Nasdaq for a total of $360,000	Office space, administrative and shared personnel support services

Aeon Acquisition Partners I LLC	12,321,429(1)(4)(5) Class B Ordinary Shares	$25,000

	368,100 private placement units and 828,225 restricted Class A ordinary shares(2)	$3,681,000

	Up to $350,000	These loans will be paid back in connection with the closing of the offering.

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Paid or to be Paid
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination
	Up to $1,500,000 in working capital loans, which loans may be convertible into Class A ordinary shares of the post-business combination entity at the price of $10.00 per share(3)	Working capital loans to finance transaction costs in connection with an initial business combination
Nikolaos Kiosses	25,000 Class B Ordinary Shares(6)	Service as independent director
Peter Rawlings	25,000 Class B Ordinary Shares(6)	Service as independent director
Darius Gudelis	25,000 Class B Ordinary Shares(6)	Service as independent director
Suliaman Cisse	25,000 Class B Ordinary Shares(6)	Service as independent director

(1)	The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.002 per share at which our sponsor purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”, “— Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “— Our initial shareholders, either directly or indirectly, paid an aggregate of $25,000, or approximately $0.002 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “— Unlike many other similarly structured blank check companies, our initial shareholders and their permitted transferees will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.

(2)

Of the private placement securities, our management and their affiliates will be allocated 725,075 private placement securities, consisting of (a) 223,100 private placement units and (b) 501,975 restricted Class A shares, for an aggregate purchase price of $2,231,000. Certain institutional investors (none of which are affiliated with any member of our management, our sponsor or any other investor), which we refer to as the “sponsor non-managing members” throughout this prospectus, have expressed an interest to purchase non-managing membership interests in our sponsor reflecting interests in an aggregate of (i) 145,000 of the 368,100 private placement units to be purchased by our sponsor and (ii) 326,250 of the 828,225 restricted Class A shares to be purchased by our sponsor, at a price of $10.00 per interest in each private placement security ($1,450,000 in the aggregate), in a private placement that will close simultaneously with the closing of this offering. Subject to each sponsor non-managing member purchasing interest in the sponsor representing the private placement securities allocated to it in connection with the closing of this offering, the sponsor will issue non-managing membership interests at a nominal purchase price to the sponsor non-managing member reflecting interests in an aggregate of 1,450,000 founder shares.

(3)	After the completion of this offering, our board of directors may approve Working Capital Loans for the purpose of funding working capital, which loans may be converted into our shares or warrants. The $10.00 price of the Class A ordinary shares issuable upon conversion of working capital loans may be significantly less than the market price of our shares at that time. See also “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”, “— Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “— Our initial shareholders, either directly or indirectly, paid an aggregate of $25,000, or approximately $0.002 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “— Unlike many other similarly structured blank check companies, our initial shareholders and their permitted transferees will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.

(4)	See “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”; see also “ — Risks Relating to our Sponsor and Management Team — Since our sponsor, officers and directors, and any other holders of our founder shares will lose their entire investment in us if our initial business combination is not completed; because our sponsors, officers and directors and any other holder of our founder shares directly or indirectly may profit substantially from a business combination as a result of their ownership of founder shares even under circumstances where our public shareholders would experience losses in connection with their investment; and because our sponsor will be issued restricted Class A shares (which would vest only upon the consummation of our initial business combination) at no additional cost (i.e., as a “sweetener”), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination, including in connection with the shareholder vote in respect thereto”.

(5)	If we increase or decrease the size of this offering we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares held by our Sponsor immediately prior to the consummation of the offering in such amount as to maintain the number of founder shares at 30% of the issued and outstanding ordinary shares upon the consummation of this offering. Our public shareholders may incur material dilution due to such anti-dilution adjustments that result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion or additional Class B ordinary shares.

(6)	These shares are held directly by certain of our directors. The directors will have the ability to vote and dispose of the shares, subject to applicable transfer restrictions. The founder shares transferred to our independent director nominees will not be subject to forfeiture in the event the underwriter’s over-allotment option is not exercised.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See the section “Dilution.”
Spac Actual or Potential Material Conflict of Interest Prospectus Summary [Text Block]	Members of our management team (including those related to our strategic partner and our advisors) may participate in the formation of, invest in (on behalf of themselves, their affiliates or its and their clients), or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, members of our management team could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. In addition, Octagon Basketball Europe, our strategic partner, leads a large network of seasoned agents who have extensive experience representing athletes which includes the sourcing, management and execution of business endeavors for the athletes that they represent and may have conflicts of interest as a result of such relationships. Georgios Panou, Alex Saratsis, and Themis Bilionis are officers of the Company and are also all affiliated with Octagon Basketball Europe.As described in “Proposed Business — Sourcing of Potential Business Combination Targets” and “Management — Conflicts of Interest,” each of our officers, directors, strategic partners, and advisors in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director will be required to present a business combination opportunity to such entities. As a result, there may be actual or potential material conflicts of interest between our sponsor and members of our management team on one hand, and purchasers in this offering on the other.We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, non-managing sponsor members, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor members; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.Our initial shareholders and their permitted transferees, either directly or indirectly, paid only a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.002 per founder share. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our initial shareholders had paid the same per share price for the founder shares as our public shareholders paid for their public shares.In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.The potential conflicts described above may limit our ability to enter into a business combination or other transactions. These circumstances could give rise to numerous situations where interests may conflict. There can be no assurance that these or other conflicts of interest with the potential for adverse effects on the company and investors will not arise.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

Assumes Full Exercise of Over-Allotment Option

	No Redemptions	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$8.89	$8.89	$8.89	$8.89	$8.89
NTBV per share before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase/decrease attributable to this offering and private placement	6.24	5.52	4.47	2.78	(0.41)
Pro forma NTBV after this offering	6.23	5.51	4.46	2.77	(0.42)
Dilution to public shareholders	$2.66	$3.38	$4.43	$6.12	$9.31
Percentage of dilution to public shareholders	29.91%	38.01%	49.83%	68.84%	104.73%

Assuming No Exercise of Over-Allotment Option

	No Redemptions	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$8.89	$8.89	$8.89	$8.89	$8.89
NTBV per share before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to this offering and private placement	6.23	5.51	4.46	2.77	(0.41)
Pro forma NTBV after this offering	6.22	5.50	4.45	2.76	(0.42)
Dilution to public shareholders	$2.67	$3.39	$4.44	$6.13	$9.31
Percentage of dilution to public shareholders	30.03%	38.13%	49.94%	68.95%	104.73%

The pro forma NTBV per share after this offering for each of the redemption scenarios is calculated as follows:

Assuming Full Exercise of Over-Allotment Option

As of September 30, 2025
	Scenario A 25% Redemptions(1)	Scenario B 50% Redemptions(2)	Scenario C 75% Redemptions(3)	Scenario D 100% Redemptions(4)
*The pro forma net tangible book value per share after the offering is calculated as follows

Numerator:
Net tangible book value before this offering	$(175,251)	$(175,251)	$(175,251)	$(175,251)
Net proceeds from this offering and sale of the private placement units, net of expenses(9)	289,329,691	289,329,691	289,329,691	289,329,691
Plus: Offering costs accrued in advance, excluded from tangible book value	156,500	156,500	156,500	156,500
Less: Deferred underwriting commissions	(8,265,000)	(8,265,000)	(8,265,000)	(8,265,000)
Less: Proceeds held in trust subject to redemption (10)	(71,875,000)	(143,750,000)	(215,625,000)	(287,500,000)
	$208,810,940	$136,935,940	$65,060,940	$(6,814,060)

Denominator:

Ordinary shares issued and outstanding prior to this offering	12,321,429	12,321,429	12,321,429	12,321,429
Ordinary shares included in the public units offered	28,750,000	28,750,000	28,750,000	28,750,000
Ordinary shares underlying the rights to be included in public units	3,593,750	3,593,750	3,593,750	3,593,750
Ordinary shares included in the private placement units	368,100	368,100	368,100	368,100
Ordinary shares underlying the rights to be included in private placement units	46,012	46,012	46,012	46,012
Less: Ordinary shares subject to redemption	(7,187,500)	(14,375,000)	(21,562,500)	(28,750,000)
	37,891,791	30,704,291	23,516,791	16,329,291

(1)	The numbers set forth in this column assume that 7,187,500 public shares, or 25% of 28,750,000 public shares, are redeemed.
(2)	The numbers set forth in this column assume that 14,375,000 public shares, or 50% of 28,750,000 public shares, are redeemed.
(3)	The numbers set forth in this column assume that 21,562,500 public shares, or 75% of 28,750,000 public shares, are redeemed.
(4)	The numbers set forth in this column assume that 2,875,000 public shares or 100% of 28,750,000 public shares are redeemed.

Assuming No Exercise of Over-Allotment Option

As of September 30, 2025
	Scenario A 25% Redemptions(5)	Scenario B 50% Redemptions(6)	Scenario C 75% Redemptions(7)	Scenario D 100% Redemptions(8)
*The pro forma net tangible book value per share after the offering is calculated as follows

Numerator:
Net tangible book value before this offering	$(175,251)	$(175,251)	$(175,251)	$(175,251)
Net proceeds from this offering and sale of the private placement units, net of expenses(9)	251,829,691	251,829,691	251,829,691	251,829,691
Plus: Offering costs accrued in advance, excluded from tangible book value	156,500	156,500	156,500	156,500
Less: Deferred underwriting commissions	(7,500,000)	(7,500,000)	(7,500,000)	(7,500,000)
74 Less: Over-allotment liabilities	(250,500)	(250,500)	(250,500)	(250,500)
Less: Proceeds held in trust subject to redemption (10)	(62,500,000)	(12,500,000)	(187,500,000)	(250,000,000)
	$181,560,440	$119,060,440	$56,560,440	$(5,939,560)

Denominator:

Ordinary shares issued and outstanding prior to this offering	12,321,429	12,321,429	12,321,429	12,321,429
Ordinary shares forfeited if over-allotment is not exercised	(1,607,143)	(1,607,143)	(1,607,143)	(1,607,143)
Ordinary shares included in the public units offered	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares underlying the rights to be included in public units	3,125,000	3,125,000	3,125,000	3,125,000
Ordinary shares included in the private placement units	368,100	368,100	368,100	368,100
Ordinary shares underlying the rights to be included in private placement units	46,012	46,012	46,012	46,012
Less: Ordinary shares subject to redemption	(6,250,000)	(12,500,000)	(18,750,000)	(25,000,000)
	33,003,398	26,753,398	20,503,398	14,253,398

(5)	The numbers set forth in this column assume that 6,250,000 public shares, or 25% of 25,000,000 public shares, are redeemed.
(6)	The numbers set forth in this column assume that 12,500,000 public shares, or 50% of 25,000,000 public shares, are redeemed.
(7)	The numbers set forth in this column assume that 18,750,000 public shares, or 75% of 25,000,000 public shares, are redeemed.
(8)	The numbers set forth in this column assume that 25,000,000 public shares, or 100% of 25,000,000 public shares are redeemed.
(9)	Expenses applied against gross proceeds include offering expenses of $851,309. See “Use of Proceeds.”
(10)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, and directors, officers, or any of their affiliates may also purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”

SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Conflicts of InterestUnder Cayman Islands law, directors and officers owe the following fiduciary duties:duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;directors should not improperly fetter the exercise of future discretion;duty to exercise powers fairly as between different sections of shareholders;duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; andduty to exercise independent judgment.In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.
De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]	The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (B) assumes the issuance of 25,000,000 Class A ordinary shares (or 28,750,000 Class A ordinary shares if the underwriter’s over-allotment option is exercised in full), 368,100 private placement units, and 12,321,429 founder shares (up to 1,607,143 of which are assumed to be forfeited in the scenario in which the underwriter’s over-allotment option is not exercised in full). The 828,225 restricted Class A shares to be sold to the sponsor and certain institutional investors (none of which are affiliated with any member of our management, our sponsor or any other investor) have been excluded as they vest upon the completion of a business combination and as such were not outstanding as of December 31, 2025. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.